Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Current assets
Trade debtors	$ 231	$ 471
Other debtors	567	4,009
Prepayments and accrued income	992	517
Total	$ 1,790	$ 4,997